Significant Accounting Policies - Additional Information (Details)	3 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of changes in accounting estimates [line items]
Cost of Sales	€ 13,500,000
Deferred offering costs	2,900,000
Deferred offering costs capitalized	€ 0